Expense Example - PIMCO All Asset All Authority Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	181	564	973	2,114	191	595	1,025	2,220	196	621	1,071	2,322	206	641	1,101	2,378	764	1,213	1,687	2,991	401	925	1,575	3,316